BASIS OF PRESENTATION (Details) $ in Millions		12 Months Ended
	Apr. 03, 2020 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 01, 2022	Jan. 03, 2022 USD ($)	Jul. 26, 2021 country
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, not discontinued operation, gain (loss) on disposal		$ 0	$ 0	$ 1,105
Shares issued per common share (in shares) | shares	1
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Chubb Fire and Security
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Enterprise value						$ 2,900
Disposal group, not discontinued operation, gain (loss) on disposal				$ 1,100
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Chubb Fire and Security | Fire and Security Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of countries | country							17
TCC | TCC | Toshiba Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage					5.00%